Other Assets and Other Financial Assets	12 Months Ended
Dec. 31, 2018
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Other Assets and Other Financial Assets

Note 13. Other Assets and Other Financial Assets

13.1 Other non-current assets

	December 31, 2018		December 31, 2017
Agreement with customers	Ps.	897	Ps.	849
Long term prepaid advertising expenses		388		298
Guarantee deposits (1)		2,910		3,491
Prepaid bonuses		248		151
Advances to acquire property, plant and equipment		233		266
Recoverable taxes		1,289		1,674
Indemnifiable assets from business combinations (2)		3,336		4,510
Recoverable taxes from business combinations		395		458
Others		621		828

	Ps.	10,317	Ps.	12,525

(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions. See Note 25.7.
(2)	Corresponds to indemnifiable assets that are warranted by former Vonpar owners as per the share purchase agreement. See Note 4.1.3

13.2 Other non-current financial assets

	December 31, 2018		December 31, 2017
Non-current accounts receivable	Ps.	724	Ps.	733
Derivative financial instruments (see Note 20)		10,752		10,137
Investments (2)		11,810		—
Investments in other entities (1)		—		1,039
Others		101		164

	Ps.	23,387	Ps.	12,073

(1)

In 2017, Coca-Cola FEMSA determined that deteriorating conditions in its Venezuela’s investment subsidiary had led the Company to no longer meet the accounting criteria to continue consolidating its operations. For further information about the impacts of such deconsolidation, see Note 3.3 above.

(2)	It represents an investment in corporate debt securities with variable interest rates, measured at amortized cost. The carrying value approximates its fair value as of December 31, 2018.

As of December 31, 2018 and 2017, the fair value of non-current accounts receivable amounted to Ps. 740 and Ps. 707, respectively. The fair value is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for receivable of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy.